INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,
	2018	2017
	U.S. Dollars in thousands

Finished products	$7,023	$5,168
Purchased products	4,813	2,695
Work in progress	4,792	6,159
Raw materials	12,688	7,048
	$29,316	$21,070